Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Useful Life of Property, Plant, and Equipment	The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Reduction in Earnings Per Share

The effect of the Company’s dividend payment on preferred stock and accretion of the preferred stock is as provided for the years ended December 31, 2012 and 2011:

	2012	2011
Dividend on preferred shares	$1,006,886	920,000
Accretion dividend on preferred shares	222,360	111,180

Total cost of preferred stock	$1,229,246	1,031,180

Reduction in earnings per share to common stockholders:
Basic	$0.16	$0.14

Fully diluted	$0.16	$0.14

Weighted average shares outstanding -basic	7,486,445	7,460,294

Weighted average shares outstanding -diluted	7,486,445	7,460,294